MFS® VALUE PORTFOLIO

A SERIES OF METROPOLITAN SERIES FUND

SUPPLEMENT DATED DECEMBER 21, 2012

TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 30, 2012

IMPORTANT NOTICE TO INVESTORS

As of December 21, 2012, MFS® Value Portfolio (the "Portfolio") began offering Class D shares, in addition to the Class A, Class B and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are hereby amended to add the following disclosure.

MFS® Value Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B, Class D and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row with the date of the prospectus with the following:

April 30, 2012, as supplemented December 21, 2012

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you

pay each year as a percentage of the value of your investment)

	Class A	Class B	Class D		Class E
Management Fees	0.70%	0.70%	0.70%		0.70%
Distribution and Service (12b-1) Fees	None	0.25%	0.10%		0.15%
Other Expenses	0.03%	0.03%	0.03	%(2)	0.03%

Total Annual Portfolio Operating Expenses	0.73%	0.98%	0.83%		0.88%
Fee Waiver(1)	(0.13%)	(0.13%)	(0.13%)		(0.13%)

Net Operating Expenses(1)	0.60%	0.85%	0.70%		0.75%

(1)	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each Class of the Portfolio to 0.65% for the first $200 million of the Portfolio's average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

(2)	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class D Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$61	$220	$393	$894
Class B	$87	$299	$529	$1,190
Class D	$72	$252	$448	$1,013
Class E	$77	$268	$475	$1,072

Add the following sentence after the second paragraph under "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus:

Class D shares have not had a full calendar year of investment operations. Therefore, performance information for Class D shares is not included.